LEASE (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
LEASE
Operating lease expenses	$ 60,740	$ 0	$ 30,275
Operating Lease Assets:
Total operating lease assets	315,959
Operating lease obligations:
Current operating lease liabilities	240,943
Non-current operating lease liabilities	79,311
Total Lease liabilities	$ 320,254